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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21108

                      Pioneer Fundamental Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Fundamental Growth Fund
SCHEDULE OF INVESTMENTS  12/31/2006

Shares                                                      Value

        COMMON STOCKS - 98.4 %
        Energy - 2.8 %
        Integrated Oil & Gas - 2.8 %
625     ConocoPhillips                                   $    44,969
615     Repsol SA (A.D.R.)                                    21,218
                                                         $    66,187
        Total Energy                                     $    66,187
        Materials - 0.5 %
        Industrial Gases - 0.5 %
200     Praxair, Inc.                                    $    11,866
        Total Materials                                  $    11,866
        Capital Goods - 12.4 %
        Aerospace & Defense - 3.6 %
300     Honeywell International, Inc.                    $    13,572
320     L-3 Communications Holdings, Inc.                     26,170
765     United Technologies Corp.                             47,828
                                                         $    87,570
        Construction & Farm Machinery & Heavy Trucks - 1.3 %
250     Caterpillar, Inc.                                $    15,332
160     Deere & Co.                                           15,211
                                                         $    30,543
        Electrical Component & Equipment - 0.7 %
400     Emerson Electric Co.                             $    17,636
        Industrial Conglomerates - 6.8 %
615     3M Co.                                           $    47,927
2,100   General Electric Co.                                  78,141
1,220   Tyco International, Ltd.                              37,088
                                                         $   163,156
        Total Capital Goods                              $   298,905
        Consumer Durables & Apparel - 2.0 %
        Footwear - 2.0 %
475     Nike, Inc.                                       $    47,039
        Total Consumer Durables & Apparel                $    47,039
        Consumer Services - 1.4 %
        Hotels, Resorts & Cruise Lines - 1.3 %
625     Carnival Corp.                                   $    30,656
        Restaurants - 0.1 %
108     Tim Hortons, Inc.                                $     3,128
        Total Consumer Services                          $    33,784
        Media - 2.3 %
        Advertising - 0.9 %
200     Omnicom Group                                    $    20,908
        Movies & Entertainment - 1.4 %
845     Viacom, Inc. (Class B) *                         $    34,670
        Total Media                                      $    55,578
        Retailing - 7.2 %
        Apparel Retail - 3.5 %
755     Abercrombie & Fitch Co.                          $    52,571
1,080   TJX Companies, Inc.                                   30,802
                                                         $    83,373
        Home Improvement Retail - 3.7 %
1,745   Home Depot, Inc.                                 $    70,079
625     Lowe's Companies, Inc.                                19,469
                                                         $    89,548
        Total Retailing                                  $   172,921
        Food & Drug Retailing - 2.3 %
        Drug Retail - 2.3 %
1,770   CVS Corp.                                        $    54,711
        Total Food & Drug Retailing                      $    54,711
        Food Beverage & Tobacco - 5.3 %
        Soft Drinks - 1.6 %
170     Fomento Economico Mexicano SA de C.V.            $    19,679
600     Hansen Natural Corp. *                           $    20,208
                                                              39,887
        Tobacco - 3.7 %
1,030   Altria Group, Inc.                               $    88,395
        Total Food Beverage & Tobacco                    $   128,282
        Household & Personal Products - 3.4 %
        Household Products - 3.4 %
1,280   Procter & Gamble Co.                             $    82,266
        Total Household & Personal Products              $    82,266
        Health Care Equipment & Services - 8.2 %
        Health Care Equipment - 5.4 %
665     Biomet, Inc.                                     $    27,445
4,286   Boston Scientific Corp. *                             73,633
525     Medtronic, Inc.                                       28,093
                                                         $   129,171
        Health Care Supplies - 0.8 %
445     Cooper Companies, Inc. (b)                       $    19,802
        Health Care Technology - 1.1 %
940     IMS Health, Inc.                                 $    25,831
        Managed Health Care - 0.9 %
525     AETNA, Inc.                                      $    22,670
        Total Health Care Equipment & Services           $   197,474
        Pharmaceuticals & Biotechnology - 12.7 %
        Biotechnology - 5.8 %
1,030   Amgen, Inc. *                                    $    70,359
1,000   Cubist Pharmaceuticals, Inc. * (b)                    18,110
515     Gilead Sciences, Inc. *                               33,439
465     Vertex Pharmaceuticals, Inc. *                        17,400
                                                         $   139,308
        Pharmaceuticals - 6.9 %
1,225   Eli Lilly & Co.                                  $    63,823
405     Johnson & Johnson                                     26,738
1,016   Par Pharmaceutical Co., Inc. *                        22,728
1,703   Teva Pharmaceutical Industries, Ltd.                  52,929
                                                         $   166,218
        Total Pharmaceuticals & Biotechnology            $   305,526
        Banks - 1.0 %
        Diversified Banks - 1.0 %
415     Wachovia Corp.                                   $    23,634
        Total Banks                                      $    23,634
        Diversified Financials - 5.4 %
        Asset Management & Custody Banks - 1.9 %
200     Franklin Resources, Inc.                         $    22,034
250     Legg Mason, Inc.                                      23,762
                                                         $    45,796
        Consumer Finance - 2.3 %
900     American Express Co.                             $    54,603
        Investment Banking & Brokerage - 1.2 %
325     Merrill Lynch & Co., Inc.                        $    30,258
        Total Diversified Financials                     $   130,657
        Software & Services - 9.6 %
        Internet Software & Services - 1.3 %
1,200   Yahoo!, Inc. *                                   $    30,648
        Systems Software - 8.3 %
2,709   Macrovision Corp. *                              $    76,556
4,140   Microsoft Corp.                                      123,620
                                                         $   200,176
        Total Software & Services                        $   230,824
        Technology Hardware & Equipment - 14.2 %
        Communications Equipment - 12.8 %
4,350   Cisco Systems, Inc. *                            $   118,885
2,875   Corning, Inc. *                                       53,791
420     F5 Networks, Inc. *                                   31,168
2,535   Juniper Networks, Inc. *                              48,013
2,700   Motorola, Inc.                                        55,512
                                                         $   307,369
        Computer Hardware - 1.4 %
2,440   Palm, Inc. * (b)                                 $    34,380
        Total Technology Hardware & Equipment            $   341,749
        Semiconductors - 4.5 %
        Semiconductors - 4.5 %
1,100   Advanced Micro Devices, Inc. *                   $    22,385
425     Maxim Integrated Products                             13,014
2,125   Texas Instruments, Inc.                               61,200
525     Xilinx, Inc.                                          12,500
                                                         $   109,099
        Total Semiconductors                             $   109,099
        Telecommunication Services - 1.2 %
        Wireless Telecommunication Services - 1.2 %
1,475   Sprint Nextel Corp.                              $    27,863
        Total Telecommunication Services                 $    27,863
        Utilities - 2.1 %
        Independent Power Producer & Energy Traders - 2.1 %
925     TXU Corp.                                        $    50,144
        Total Utilities                                  $    50,144
        TOTAL COMMON STOCKS
        (Cost  $2,172,851)                               $ 2,368,509
        TEMPORARY CASH INVESTMENT - 3.1%
73,521   Security Lending Investment Fund, 5.26%          $    73,521
        TOTAL TEMPORARY CASH INVESTMENT
        (Cost  $73,521)                                  $    73,521
        TOTAL INVESTMENT IN SECURITIES - 101.5%
        (Cost  $2,246,363) (a)                           $ 2,442,030
        OTHER ASSETS AND LIABILITIES - (1.5)%            $  (35,970)
        TOTAL NET ASSETS -100.0%                         $ 2,406,060

*       Non-Income producing security
(A.D.R.)American Depositary Recipt

(a) At December 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $2,246,363 was as follows:


        Aggregate gross unrealized gain for all investments
        in which there is an excess of value over tax cos$   305,269

        Aggregate gross unrealized loss for all investments
         in which there is an excess of tax cost over valu        (109,602)

        Net unrealized gain                              $   195,667

(b)     At December 31, 2006, the following securities were out on loan

Shares                      Security                      Market Value
441     Cooper Companies, Inc.                           $    19,625
990     Cubist Pharmaceuticals, Inc. *                        17,929
1,925   Palm, Inc. *                                          27,123
        Total                                            $    64,677




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fundamental Growth Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 1, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 1, 2007

* Print the name and title of each signing officer under his or her signature.